OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER INTANGIBLE ASSETS, NET [Abstract]
Amortization of Intangible Assets	$ 3,184	$ 2,517	$ 1,382